LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

12.   LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

Long-term prepayments and other non-current assets consist of the following:

	As of	As of
	December 31,	December 31,
	2024	2025
	US$	US$

Recoverable value-added input tax	2,203	2,026
Prepayment for mining machines	21,326	—
Prepayment for data center materials	3,974	—
Others	59	23
Long-term prepayments and other non-current assets	27,562	2,049